Income Taxes (Tables)	12 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	The income tax provision consisted of the following:
	2018	2017	2016
Current income tax expense	-	-	(776,109)
Deferred taxation	-	-	(26,518)
	-	-	(802,627)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The difference between the income tax expenses and the expected income tax computed at statutory Enterprise Income Tax rate (“EIT”) of the PRC was as follows:

	2018	2017	2016

Loss before income taxes	(82,889,335)	(28,427,244)	(7,558,230)

Income tax computed at statutory EIT rate (25%)	(20,722,334)	(7,106,811)	(1,889,558)
Effect of different tax rates available to different jurisdictions		-	-
Non-deductible expenses	19,452,146	6,290,595	1,086,931
Change in valuation allowance and others	1,270,188	816,216	-
	-	-	(802,627)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	The tax effects of temporary differences that give rise to the following approximate deferred tax assets and liabilities as of June 30, 2018 and 2017 are presented below:

	2018	2017
Current portion:
Tax loss c/f	207,868	207,868
Receivables provision	494,524	402,605
Corporation Income Tax in accordance with the PRC State Administration of Taxation	(672,354)	(633,409)
Net deferred tax (liabilities) assets	30,038	(22,936)